Coho Relative Value Equity Fund (COHOX)

Coho Relative Value ESG Fund (CSEGX)

Supplement dated June 25, 2025, to
the Summary Prospectus, Statutory Prospectus, and
Statement of Additional Information dated February 28, 2025

Effective June 30, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:
[FUND NAME]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
[FUND NAME]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

* * * * *

Please retain this supplement with your Summary Prospectus, Statutory Prospectus, and Statement of Additional Information.